One Commerce Square
                                         Philadelphia, PA 19103

Delaware Investments
                                             1933 Act Rule 497(j)
                                       1933 Act File No. 33-67490
                                       1940 Act File No. 811-7972

February 7, 2000

Filed via EDGAR (CIK #0000910682)
---------------------------------


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: 	File No. 33-67490
     DELAWARE GROUP ADVISER FUNDS -
     DELAWARE U.S. GROWTH FUND
     -------------------------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Statement of Additional Information of Delaware U.S. Growth Fund that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 15, the most recent post-effective amendment of Delaware Group Adviser Funds. Post-Effective Amendment No. 15 was filed electronically with the Commission on February 1, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/Michael D. Mabry
------------------------------
Michael D. Mabry
Vice President/
Assistant Secretary/
Associate General Counsel